                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Insured Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.
Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Fund Report
For the six months ended April 30, 2007

Market Conditions

The economy continued to send mixed signals about its overall strength during the six-month reporting period. Rising energy prices and ongoing geopolitical uncertainty had a negative impact on investor sentiment, as did the contraction in the residential real estate sector. Turmoil in the sub-prime mortgage market intensified concerns about housing, and dominated investment headlines during the period. In fact, these concerns were the primary contributor to the sharp decline in the equity market in late February, which led to a ‘‘flight to quality’’ that forced yields on U.S. Treasury bonds lower and prices higher. The changing economic and financial picture led to changes in the Federal Open Market Committee’s (the ‘‘Fed’’) monetary policy bias as well. Although the Fed held the target federal funds rate steady, statements released following its March meeting signaled a more neutral bias. This apparent shift in policy led to a stronger equity market and began to move bond yields higher.

Long-term municipal bond yields (as represented by the 30-year AAA rated municipal bond), which stood at 4.06 percent at the end of October, ended the period slightly higher at 4.10 percent. The slope of the municipal yield curve remained relatively flat, with only a 50 basis point yield differential, or ‘‘pick-up,’’ between 30-year maturities and one-year maturities. In comparison, the yield pick-up from one to 30 years in April 2006 was 95 basis points, and has averaged 165 basis points over the past three years.

Declining interest rates in the fourth quarter of 2006 spurred a rebound in municipal bond issuance that led new issue volume for the calendar year to reach $383 billion, the second highest on record and only 6 percent below 2005’s record pace. In the first four months of 2007, new issue municipal volume increased by 37 percent versus the same period one year earlier, reaching a total of $135 billion. Insured municipal bonds continued to represent roughly half of all new issue supply. Municipalities continued to take advantage of lower interest rates to refinance their debt and refundings increased dramatically. California was the country’s largest issuer of municipal bonds during the period, and new issue supply for the state rose by 84 percent.

Strong demand by institutional investors and non-traditional buyers, including hedge funds and arbitrage accounts, helped long-term municipal bonds perform relatively in line with Treasuries for the period. The 30-year municipal-to-Treasury yield ratio, which measures the relative attractiveness of these two sectors, declined slightly from 86 percent at the beginning of the period to 85 percent by period end. A declining ratio indicates that municipals outperformed Treasuries while at the same time becoming more expensive (and thus less attractive) on a relative basis.

Performance Analysis

For the six-month period ended April 30, 2007, the net asset value (NAV) of Morgan Stanley Insured Municipal Securities (IMS) decreased from $15.30 to $15.20 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.315 per share and a long-term capital gain distribution of $0.036333 per share, the Trust’s total NAV return was 1.78 percent. IMS’s value on the New York Stock Exchange (NYSE) moved from $14.36 to $14.71 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust’s total market return was 4.95 percent. IMS’s NYSE market price was at a 3.22 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2007, declared in March, were unchanged at $0.0525 per share. The dividend reflects the current level of the Trust’s net investment income. IMS’s level of undistributed net investment income was $0.109 per share on April 30, 2007, versus $0.108 per share six months earlier.1

During the reporting period, the Trust’s interest-rate positioning continued to reflect our anticipation of higher rates. This strategy helped the Trust’s total returns at the beginning of the period when interest rates rose, but tempered returns later in the period when rates declined. At the end of April, the Trust’s option-adjusted duration* was positioned at 6.4 years. To reduce the portfolio’s duration, a U.S. Treasury futures hedge and Bond Market Association (BMA) interest rate swap contract were used.

The primary detractor from performance was the Trust’s overall maturity distribution, which was underweighted in longer-term issues relative to issues with shorter maturities. This stance limited the Trust’s participation in the outperformance of longer-maturity bonds during the period. The Trust’s performance was enhanced, however, by several holdings that appreciated when they were pre-refunded.**

Reflecting a commitment to diversification, the Trust’s net assets of approximately $101 million were invested among 12 long-term sectors and 54 credits. As of the close of the period the Trust’s largest allocations were to the transportation, water and sewer, appropriation and public power sectors.

The Trust’s procedure for reinvesting all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

[1] Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.
** Prerefunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue on its first call date.

TOP FIVE SECTORS
Transportation	19.9%
Water & Sewer	17.6
Appropriation	13.7
Public Power	12.0
General Obligation	10.1

CREDIT ENHANCEMENTS
MBIA	29.1%
Ambac	24.9
FSA	20.3
FGIC	19.8
XLCA	4.0
AGC	1.9

Data as of April 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for credit enhancements are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Distribution by Maturity
(% of Long-Term Portfolio) As of April 30, 2007

Weighted Average Maturity: 17 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Net Investments

Alaska	1.4%
Arizona	1.6
California	12.2
Colorado	4.5
District of Columbia	3.1
Florida	10.1
Hawaii	4.2%
Illinois	9.5
Kansas	1.1
Massachusetts	3.5
Michigan	4.1
Nebraska	0.6
New Jersey	4.2%
New York	13.9
Ohio	2.3
Oregon	1.2
Pennsylvania	1.1
South Carolina	3.2
Texas	12.1%
Virginia	1.1
Washington	4.5
Wisconsin	1.6
Joint exemptions*	(1.1)
Total†	100.0%

*	Joint exemptions have been included in each geographic location.
†	Does not include open futures contracts with an underlying face amount of $7,582,969 with unrealized appreciation of $9,104, and an open swap contract with unrealized appreciation of $19,135.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of April 30, 2007

Years Bonds Callable—Weighted Average Call Protection: 5 Years

Cost (Book) Yield(b)—Weighted Average Book Yield: 5.0%

(a)	May include issues initially callable in previous years.
(b)	Cost or ‘‘book’’ yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust’s operating expenses. For example, the Trust is earning a book yield of 6.6% on 2% of the long-term portfolio that is callable in 2007.
Portfolio structure is subject to change.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Trust’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers, and other key personnel of the Adviser who provide the administrative and advisory services to the Trust. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Trust. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Trust, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Trust’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Trust and concluded that the Trust’s performance was acceptable.

Fees Relative to Other Prorietary Funds Managed by the Adviser with Comparable Investment
Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Trust under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Trust.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Trust as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Trust, as shown in the Lipper Report. The Board concluded that the Trust’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Trust’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Trust is a closed-end fund and, therefore, that the Trust’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Trust were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Trust and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Trust.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Trust and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Trust shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Trust shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small and that the commissions were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Trust (‘‘soft dollars’’). The Board noted that the Trust invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Trust’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Trust and the Adviser

The Board also reviewed and considered the historical relationship between the Trust and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Trust’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Trust to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Trust’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Trust’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Trust and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (107.9%)
	General Obligation (10.1%)
$1,000	California, Ser 2007 (MBIA)	4.25%	08/01/33	$957,940
2,000	Huntington Beach Union High School District, California, Ser 2004 (FSA)	5.00	08/01/26	2,130,280
1,000	San Francisco City & County, California, Laguna Honda Hospital Ser 2005 I (FSA)‡	5.00	06/15/30	1,049,720
2,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA)‡	5.25	03/01/26	2,123,520
730	DuPage County Community Unit School District 200, Illinois, Wheaton Warrenville Ser 2003 C (FSA)	5.25	10/01/22	781,188
3,000	Illinois, First Ser 2002 (MBIA)	5.375	07/01/21	3,220,440
9,730				10,263,088
	Appropriation (13.7%)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (FGIC)	5.00	06/01/38	2,098,180
4,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA)	5.00	07/01/26	4,142,400
2,000	Michigan Municipal Bond Authority, Ser 1994 A (FGIC)	6.00	12/01/13	2,028,000
4,000	Hudson Yards Infrastructure Corporation, New York, 2007 Ser A (MBIA)‡	4.50	02/15/47	3,945,040
1,120	Oregon State Department of Administrative Services, Ser 2005 B COPs (FGIC)	5.00	11/01/22	1,191,333
510	Laredo ISD Public Facilities Corporation, Texas, Ser 2004 C (Ambac)	5.00	08/01/24	525,208
13,630				13,930,161
	Dedicated Tax (7.8%)
2,000	Florida Department of Environmental Protection, Preservation 2000 Ser 1999 A (FGIC)	5.25	07/01/13	2,083,280
1,700	Jacksonville, Florida, Excise Tax Refg Ser 2002 (AMT) (MBIA)	5.25	10/01/20	1,801,439
	New York City Transitional Finance Authority, New York,
2,000	2003 Ser D (MBIA)	5.25	02/01/20	2,151,140
1,500	2004 Ser C (MBIA)	5.00	02/01/21	1,591,560
225	Hamilton County, Ohio, Sales Tax 2000 (Ambac)	5.25	12/01/32	234,837
7,425				7,862,256
	Education (9.1%)
	University of California,
2,080	Ser 2007 J (FSA) ‡	4.50	05/15/31	2,086,937
1,920	Ser 2007 J (FSA) ‡	4.50	05/15/35	1,926,403

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,000	District of Columbia, National Academy of Sciences Ser 1999 A (Ambac)	5.00%	01/01/19	$2,075,760
2,000	Broward County Educational Facilities Authority, Florida, Nova Southeastern University Ser 2006 (AGC)	5.00	04/01/31	2,097,460
1,000	University of Medicine & Dentistry, New Jersey, Ser A COPs (MBIA)	5.00	09/01/17	1,035,790
9,000				9,222,350
	Hospital (5.9%)
3,000	New York City Health & Hospitals Corporation, New York, Health 2003 Ser B (Ambac) ††	5.25	02/15/21	3,198,360
2,600	New York State Dormitory Authority, Hospital – FHA Insured Mtge 2004 Ser A (FSA)	5.25	08/15/19	2,805,166
5,600				6,003,526
	Industrial Development/Pollution Control (3.1%)
3,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Refg Ser 2003 B (AMT) (XLCA)	5.00	12/01/22	3,105,450
	Housing (0.1%)
160	Los Angeles Community Redevelopment Agency, California, Refg Ser 1994 A (Ambac)	6.55	01/01/27	160,242
	Public Power (12.0%)
1,350	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (Ambac)	5.25	12/01/26	1,396,561
3,500	Southern California Public Power Authority, Mangolia Power Ser A 2003 (Ambac)	5.00	07/01/21	3,735,830
1,200	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)	5.25	10/01/40	1,291,824
3,000	South Carolina Public Service Authority, Santee Cooper 2003 Refg Ser A (Ambac)	5.00	01/01/21	3,188,550
1,000	Cowlitz County, Public Utility District # 1, Washington, Production Ser 2006 (MBIA)	5.00	09/01/31	1,057,640
1,475	Wisconsin Public Power Inc, Power Supply Ser 2005 A (Ambac)	5.00	07/01/37	1,550,077
11,525				12,220,482
	Transportation (19.9%)
1,500	Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport Ser 2002 B (AMT) (FGIC)	5.75	07/01/18	1,623,225
3,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (Ambac)	6.00	11/15/18	3,194,730
1,000	Metropolitan Washington Airports Authority, District of Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA) #	5.00	10/01/20	1,049,860

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,000	Chicago, Illinois, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (Ambac)	5.375%	01/01/32	$2,092,640
2,000	Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A (MBIA) ‡	5.00	01/01/37	2,029,940
3,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC)	5.00	01/01/27	3,140,700
2,000	Metropolitan Transportation Authority, New York, State Service Contract Ser 2002 A (MBIA)	5.50	01/01/19	2,167,380
1,000	Pennsylvania Turnpike Commission, Ser A 2004 (Ambac)	5.00	12/01/34	1,061,820
665	Dallas Area Rapid Transit, Texas, Ser 2001 (Ambac)	5.00	12/01/26	694,287
1,000	Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)	5.25	08/15/35	1,039,070
2,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)‡	5.00	12/01/23	2,054,040
19,175				20,147,692
	Water & Sewer (17.6%)
1,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA)	5.00	07/01/25	1,065,400
1,000	Sacramento County Sanitation District’s Financing Authority, California, Ser 2006 (FGIC)	5.00	12/01/28	1,066,490
1,000	Kansas Development Finance Authority, Public Water Supply Ser 2000-2 (Ambac)	5.50	04/01/21	1,056,460
2,000	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.00	07/01/30	2,059,340
1,000	New York City Municipal Water Finance Authority, New York, 2005 Ser C (MBIA)	5.00	06/15/27	1,061,970
2,000	Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)	4.75	11/15/17	2,076,940
	Houston, Texas,
2,000	Water & Sewer Jr Lien Refg Ser 2001 A (FSA)	5.50	12/01/16	2,149,720
2,000	Combined Utility First Lien Refg 2004 Ser A (FGIC)	5.25	05/15/23	2,158,440
	San Antonio, Texas,
2,000	Water & Refg Ser 2002 (FSA)	5.00	05/15/28	2,071,520
950	Water & Refg Ser 2002 A (FSA)	5.00	05/15/32	988,133
2,000	King County, Washington, Sewer Refg 2001 (FGIC)	5.125	01/01/20	2,110,120
16,950				17,864,533
	Other Revenue (6.2%)
2,500	Metropolitan Pier & Explosion Authority, Illinois, McCormick Place Ser 2002 A (MBIA)	5.25	06/15/42	2,655,200
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/16	2,977,205
595	Omaha Convention Center Hotel Corporation, Nebraska, Ser 2002 A (Ambac)	5.50	04/01/18	640,946
5,845				6,273,351

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Refunded (2.4%)
$2,335	Dallas Area Rapid Transit, Texas, Ser 2001 (Ambac)	5.00%		12/01/11 †	$2,461,393
104,375	Total Tax-Exempt Municipal Bonds (Cost $105,073,884)				109,514,524
	Short-Term Tax-Exempt Municipal Obligations (1.5%)
700	Illinois Financing Authority, Resurrection Health Ser 2005 B (Demand 05/01/07)	4.06	*	05/15/35	700,000
800	Washington Health Facilities Authority, Virginia Mason Medical Center 1997 Ser B (MBIA) (Demand 05/01/07)	4.03	*	02/15/27	800,000
1,500	Total Short-Term Tax-Exempt Municipal Bonds (Cost $1,500,000)				1,500,000
105,875	Total Investments (Cost $106,573,884)				111,014,524
	Floating Rate Note Obligations Related to Securities Held (−10.9%)
(11,010)	Notes with interest rates ranging from 3.92% to 3.98% at April 30, 2007 and contractual maturities of collateral ranging
	from 12/01/23 to 02/15/47 (See Note 1D) ‡‡ (Cost $(11,059,720))				(11,059,720)
$94,865	Total Net Investments (Cost $95,514,164) (a) (b)			98.5%	99,954,804
	Other Assets in Excess of Liabilities			1.5	1,493,627
	Net Assets Applicable to Common Shareholders			100.0%	$101,448,431

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
†	Prerefunded to call date shown.
††	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $45,500.
‡	Underlying security related to inverse floaters entered into by the Trust (See Note 1D).
‡‡	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at April 30, 2007.
*	Current coupon of variable rate demand obligation.
#	Joint exemption in locations shown.
(a)	Securities have been designated as collateral in an amount equal to $7,565,900 in connection with open futures contracts and an open swap contract.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,534,895 and the aggregate gross unrealized depreciation is $94,255, resulting in net unrealized appreciation of $4,440,640.
Bond Insurance:
AGC	Assured Guaranty Corporation.
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

Futures Contracts Open at April 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
70	Short	U.S. Treasury Notes 10 Year June 2007	$(7,582,969)	$9,104

Interest Rate Swap Contract Open at April 30, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000)	PAYMENTS MADE BY TRUST	PAYMENTS RECEIVED BY TRUST	TERMINATION DATE	UNREALIZED APPRECIATION
JPMorgan Chase & Co.	$5,000	Fixed Rate 3.608%	Floating Rate BMA (Bond Market Association)	05/25/17	$19,135

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $106,573,884)	$111,014,524
Unrealized appreciation on an open swap contract	19,135
Cash	51,213
Interest receivable	1,575,447
Prepaid expenses and other assets	19,280
Total Assets	112,679,599
Liabilities:
Floating rate note obligations	11,059,720
Payable for:
Variation margin	33,906
Investment advisory fee	23,274
Administration fee	6,896
Transfer agent fee	1,356
Accrued expenses and other payables	106,016
Total Liabilities	11,231,168
Preferred shares of beneficial interest (1,000,000 shares authorized of non-participating $.01 par value, none issued)	—
Net Assets Applicable to Common Shareholders	$101,448,431
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 6,674,991 shares outstanding)	$96,060,037
Net unrealized appreciation	4,468,879
Accumulated undistributed net investment income	726,143
Accumulated undistributed net realized gain	193,372
Net Assets Applicable to Common Shareholders	$101,448,431
Net Asset Value Per Common Share
($101,448,431 divided by 6,674,991 common shares outstanding)	$15.20

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Net Investment Income:
Interest Income	$2,549,369
Expenses:
Interest and residual trust expenses	175,567
Investment advisory fee	136,851
Administration fee	40,549
Professional fees	37,026
Shareholder reports and notices	16,785
Listing fees	10,073
Transfer agent fees and expenses	5,487
Trustees’ fees and expenses	3,005
Custodian fees	2,750
Other	10,078
Total Expenses	438,171
Less: expense offset	(1,837)
Net Expenses	436,334
Net Investment Income	2,113,035
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	203,195
Futures contracts	(94,300)
Net Realized Gain	108,895
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(718,534)
Futures contracts	93,597
Swap contract	19,135
Net Depreciation	(605,802)
Net Loss	(496,907)
Net Increase	$1,616,128

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,113,035	$4,324,419
Net realized gain	108,895	593,390
Net change in unrealized appreciation/depreciation	(605,802)	911,400
Net Increase	1,616,128	5,829,209
Dividends and Distributions to Common Shareholders from:
Net investment income	(2,108,711)	(4,303,838)
Net realized gain	(243,732)	(1,347,418)
Total Dividends and Distributions	(2,352,443)	(5,651,256)
Decrease from transactions in common shares of beneficial interest	(555,735)	(3,408,316)
Net Decrease	(1,292,050)	(3,230,363)
Net Assets Applicable to Common Shareholders:
Beginning of period	102,740,481	105,970,844
End of Period (Including accumulated undistributed net investment income of $726,143 and $721,819, respectively)	$101,448,431	$102,740,481

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Insured Municipal Securities (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Floating Rate Note Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption ‘‘floating rate note obligations’’ on the ‘‘Statement of Assets and Liabilities’’. The Trust records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Trust’s ‘‘Statement of Operations’’. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $15,215,600 are held by the Dealer Trusts and serve as collateral for the $11,059,720 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at April 30, 2007, are presented in the ‘‘Portfolio of Investments’’.

E.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F.   Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s weekly net assets.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2007, aggregated $2,990,540 and $4,084,272, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust’s transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $1,933. At April 30, 2007, the Trust had an accrued pension liability of $45,702 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared,

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of April 30, 2007, there were no preferred shares outstanding.

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2005	6,955,891	$69,559	$99,954,529
Treasury shares purchased and retired (weighted average discount 7.02%)*	(242,500)	(2,425)	(3,405,891)
Balance, October 31, 2006	6,713,391	67,134	96,548,638
Treasury shares purchased and retired (weighted average discount 5.10%)*	(38,400)	(384)	(555,351)
Balance, April 30, 2007	6,674,991	$66,750	$95,993,287

*	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On March 26, 2007, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.0525	May 4, 2007	May 18, 2007
$0.0525	June 8, 2007	June 22, 2007

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and the custodian.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to Dealer Trusts in exchange for cash and residual interests in the Dealer Trusts. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust’s portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risk may exceed the related amounts shown in the Statement of Assets and Liabilities.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

10.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The impact to the Trust’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley Insured Municipal Securities

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31,
			2006	2005	2004	2003		2002
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.30		$15.23	$15.35	$15.52	$15.81		$15.90
Income (loss) from investment operations:
Net investment income*	0.32		0.63	0.66	0.64	0.71		0.74
Net realized and unrealized gain (loss)	(0.07)		0.22	(0.18)	0.17	0.04		0.09
Total income from investment operations	0.25		0.85	0.48	0.81	0.75		0.83
Less dividends and distributions from:
Net investment income	(0.31)		(0.63)	(0.63)	(0.74)	(0.69)		(0.72)
Net realized gain	(0.04)		(0.19)	(0.03)	(0.28)	(0.39)		(0.22)
Total dividends and distributions	(0.35)		(0.82)	(0.66)	(1.02)	(1.08)		(0.94)
Anti-dilutive effect of acquiring treasury shares*	0.00	(4)	0.04	0.06	0.04	0.04		0.02
Net asset value, end of period	$15.20		$15.30	$15.23	$15.35	$15.52		$15.81
Market value, end of period	$14.71		$14.36	$13.80	$14.03	$14.27		$14.29
Total Return†	4.95	%(1)	10.37%	3.08%	5.49%	7.69%		1.38%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.86	%(2)	0.59%	0.50%	0.50%	0.49	%(3)	0.49	%(3)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.52	%(2)	0.51%	0.50%	0.50%	0.49	%(3)	0.49	%(3)
Net investment income	4.17	%(2)	4.19%	4.30%	4.37%	4.55%		4.73%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$101,448		$102,740	$105,971	$111,938	$116,767		$122,853
Portfolio turnover rate	3	%(1)	14%	17%	18%	30%		21%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

© 2007 Morgan Stanley

IMSSAN-IU07-01551P-Y04/07	MORGAN STANLEY FUNDS
Morgan Stanley Insured Municipal Securities Semiannual Report April 30, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
        Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31,
2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES
-------------------------------------------------------------------------------------------------------------
Period                      (a) Total         (b) Average Price    (c) Total Number of   (d) Maximum Number
                            Number of         Paid per Share (or   Shares (or Units)     (or Approximate
                            Shares (or        Unit)                Purchased as Part     Dollar Value) of
                            Units)                                 of Publicly           Shares (or Units)
                            Purchased                              Announced Plans or    that May Yet Be
                                                                   Programs              Purchased Under
                                                                                         the Plans or
                                                                                         Programs
-------------------------------------------------------------------------------------------------------------

November 1, 2006--
November 30, 2006           5,000             14.492                       N/A                   N/A
-------------------------------------------------------------------------------------------------------------
December 1, 2006--
December 31, 2006           10,300            14.4641                      N/A                   N/A
-------------------------------------------------------------------------------------------------------------
January 1, 2007--
January 31, 2007            4,800             14.4090                      N/A                   N/A
-------------------------------------------------------------------------------------------------------------
February 1, 2007--
February 28, 2007           10,300            14.4524                      N/A                   N/A
-------------------------------------------------------------------------------------------------------------
March 1, 2007--
March 31, 2007              7,700             14.4839                      N/A                   N/A
-------------------------------------------------------------------------------------------------------------
April 1, 2007--
April 30, 2007              300               14.4900                      N/A                   N/A
-------------------------------------------------------------------------------------------------------------
Total                       38,400            14.4652                      N/A                   N/A
-------------------------------------------------------------------------------------------------------------

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

                                       2

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded tha the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       3

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

                                       4

                                                                  EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                         /s/ Ronald E. Robison
                                         Ronald E. Robison
                                         Principal Executive Officer

                                       5

                                                                  EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                            /s/ Ronald E. Robison
                                               ---------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by
Morgan Stanley Insured Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                             /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by
Morgan Stanley Insured Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8